ORGANIZATION AND NATURE OF OPERATIONS (Tables)	6 Months Ended
Sep. 30, 2024
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Operating Subsidiaries
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Hainan Paranovous Technology Co., Ltd	June 17, 2024	PRC	RMB 1,000,000	100% by Paranovous HK	Entertainment
Happiness (Shunchang) E-commerce Co., Ltd (“Happiness Shunchang”)*	July 11, 2023	PRC	RMB 500,000	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd*	December 15, 2020	PRC	RMB 1,000,000	100% by Happiness Shunchang	Management and consulting service
Taochejun (Fujian) automobiles Co., Ltd*	April 27, 2021	PRC	RMB 30,000,000	61% by Happiness Shunchang	Automobile sales